Property and Equipment, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2022 and June 30, 2022, property and equipment, net, consisted of the following:

	December 31, 2022	June 30, 2022
Electronic equipment	$726,515	$777,547
Leasehold improvements	235,772	230,635
Office equipment	80,708	83,226
	1,042,995	1,091,408
Less: Accumulated depreciation	(594,358)	(506,215)
Property and equipment, net	$448,637	$585,193

For the six months ended December 31, 2022 and 2021, depreciation expenses were $126,661 and $140,686, respectively.

7 — PROPERTY AND EQUIPMENT, NET

As of June 30, 2022 and 2021, property and equipment, net consisted of the following:

	As of June 30,
	2022	2021
Electronic equipment	$777,547	$585,723
Leasehold improvements	230,635	—
Office equipment	83,226	1,850
	1,091,408	587,573
Less: Accumulated depreciation	(506,215)	(220,798)
Property and equipment, net	$585,193	$366,775

For the years ended June 30, 2022, 2021 and 2020, depreciation expenses were $309,639, $127,987 and $67,767, respectively.